Hedging - Deferred Net Gains (Losses) in AOCI Expected to Be Reclassed into Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
2014	$ (5,819)
2015	165
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(5,654)
Currency Hedge Portfolio | Cash flow hedging
Derivative [Line Items]
2014	(5,708)
2015	(473)
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(6,181)
Bunker Fuel Forward Contracts | Cash flow hedging
Derivative [Line Items]
2014	(111)
2015	638
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	$ 527